UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment [ ]; Amendment Number:1

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark A Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark A. Lazarczyk       Goshen, New York                SEPTEMBER 30, 2011
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		76
Form 13F Information Table Value Total:		$97,737

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      687     9568 SH	     SOLE	              9568        0      0
ALTRIA GROUP INC	       COM		02209S103      405    15016 SH	     SOLE		     15016	  0      0
AMGEN INC		       COM		031162100      219     3994 SH	     SOLE		      3994        0      0
AT & T INC		       COM		00206R102     1822    63885 SH	     SOLE		     63885        0      0
AUTO DATA PROCESSING	       COM		053015103     1071    22727 SH	     SOLE		     22727        0      0
BALCHEM CORP		       COM	        057665200      244     6542 SH       SOLE		      6542	  0	 0
BANK AMERICA CORP	       COM		060505104     1126   183911 SH 	     SOLE		    183911        0      0
BANK OF NY MELLON CORP	       COM		064058100      911    49031 SH	     SOLE		     49031        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      901   139234 SH	     SOLE		    139234        0      0
BEST BUY INC		       COM		086516101      820    35213 SH	     SOLE		     35213        0      0
BLACKROCK INC		       COM		09247X101      456     3079 SH	     SOLE		      3079        0      0
BOEING CO		       COM		097023105      781    12911 SH	     SOLE		     12911        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     2448    78010 SH	     SOLE		     78010        0      0
C V S CORP DEL		       COM		126650100     2156    64171 SH	     SOLE		     64171        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1347    32165 SH	     SOLE		     32165        0      0
CHEVRONTEXACO CORP	       COM		166764100     4126    44558 SH	     SOLE		     44558        0      0
CHUBB CORPORATION	       COM		171232101     2127    35451 SH	     SOLE		     35451        0      0
CISCO SYSTEMS INC	       COM		17275R102     1808   116716 SH       SOLE		    116716        0      0
CITRIX SYSTEMS INC	       COM		177376100     1952    35805 SH	     SOLE		     35805        0      0
COMMERCIAL METALS CO	       COM		201723103      557    58618 SH	     SOLE		     58618        0      0
CONOCOPHILLIPS 		       COM		20825c104     2567    40540 SH	     SOLE		     40540	  0	 0
CORNING INC		       COM		219350105      340    27481 SH	     SOLE		     27481	  0	 0
COVIDIEN LTD		       COM		G2552X108      646    14659 SH	     SOLE		     14659	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      208     9259 SH	     SOLE		      9259	  0	 0
E M C CORP MASS		       COM		268648102      864    41181 SH	     SOLE		     41181        0      0
EMERSON ELECTRIC CO	       COM		291011104     2044    49491 SH	     SOLE		     49491        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4242    58409 SH	     SOLE		     58409        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     2146   140966 SH	     SOLE		    140966        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1044    11040 SH	     SOLE		     11040        0      0
HALLIBURTON COMPANY	       COM		406216101     2117    69369 SH	     SOLE		     69369        0      0
HOME DEPOT INC		       COM		437076102     2460    74848 SH	     SOLE		     74848        0      0
INTEL CORP		       COM		458140100     2892   135575 SH       SOLE		    135575        0      0
INTL BUSINESS MACHINES	       COM		459200101     1438     8222 SH	     SOLE		      8222        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      720    12800 SH	     SOLE		     12800        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      373    36477 SH	     SOLE		     36477        0      0
JOHNSON & JOHNSON	       COM		478160104     4525    71044 SH	     SOLE		     71044        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1476    49012 SH	     SOLE		     49012        0      0
KRAFT FOODS INC		       COM		50075N104     1368    40739 SH	     SOLE		     40739        0      0
M D U RESOURCES GROUP INC      COM		552690109      231    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      727     8282 SH	     SOLE		      8282        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1172    24996 SH	     SOLE		     24996        0      0
MERCK & CO INC		       COM		58933Y105      957    29274 SH	     SOLE		     29274        0      0
METLIFE INC		       COM		59156R108      497    17744 SH	     SOLE	             17744        0      0
MICROSOFT CORP		       COM		594918104     2823   113437 SH       SOLE		    113437        0      0
NABORS INDS INC		       COM		G6359F103      559    45625 SH	     SOLE		     45625        0      0
NEXTRA ENERGY INC.	       COM		302571104      270     4995 SH	     SOLE		      4995        0      0
NORFOLK SOUTHERN CORP	       COM		655844108      209     3425 SH	     SOLE		      3425	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      373     7150 SH	     SOLE                     7150        0      0
ORACLE CORPORATION	       COM		68389X105     3818   132855 SH       SOLE		    132855        0      0
ORANGE CNTY BANCORP INC	       COM	        68417L107      205     5117 SH	     SOLE		      5117	  0      0
PEPSICO INCORPORATED	       COM		713448108     2498    40354 SH	     SOLE		     40354        0      0
PFIZER INCORPORATED	       COM		717081103     2101   118846 SH	     SOLE		    118846        0      0
PHILIP MORRIS INTL INC	       COM		718172109      284     4543 SH	     SOLE		      4543	  0	 0
PNC FINANCIAL SERVICES	       COM		693475105      464     9632 SH	     SOLE		      9632        0      0
PPL CORPORATION		       COM		69351T106      373    13055 SH	     SOLE		     13055	  0      0
PRECISION CASTPARTS CORP       COM		740189105     1325     8525 SH	     SOLE		      8525        0      0
PROCTER & GAMBLE CO	       COM		742718109     2537    40152 SH	     SOLE		     40152        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     2849   489540 SH	     SOLE	                 0        0 489540
QUALCOMM INC		       COM		747525103      418     8588 SH	     SOLE		      8588        0      0
REPUBLIC SERVICES INC	       COM		760759100      393    14010 SH	     SOLE		     14010        0      0
RSTK INTERLINK US NETWORKS     COM	        45875T905        1    45000 SH 	     SOLE                    45000        0      0
SARA LEE CORP		       COM		803111103      246    15075 SH	     SOLE		     15075        0      0
SPECTRA ENERGY CORP	       COM		847560109      283    11526 SH	     SOLE		     11526	  0      0
SUPERVALU INC		       COM		868536103      192    28911 SH	     SOLE 		     28911        0      0
SYSCO CORPORATION	       COM		871829107     1052    40624 SH	     SOLE		     40624        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      238     6361 SH	     SOLE		      6361        0      0
THE CHARLES SCHWAB CORP	       COM		808513105      423    37531 SH	     SOLE		     37531        0      0
THERMO ELECTRON CORP	       COM		883556102     2474    48860 SH	     SOLE		     48860        0      0
TIME WARNER INC		       COM		00184A105      734    24519 SH	     SOLE		     24519        0      0
TYCO INTL LTD NEW	       COM		902124106      819    20096 SH	     SOLE		     20096        0      0
VENTANA BIOTECH INC	       COM		92277F109        0    10000 SH       SOLE		     10000        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2923    79436 SH	     SOLE		     79436        0      0
WAL-MART STORES INC	       COM		931142103     2406    46351 SH	     SOLE		     46351        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      420    33000 SH	     SOLE		     33000	  0      0
WATSON PHARMACEUTICALS	       COM		942683103     2446    35850 SH	     SOLE		     35850        0      0
WELLS FARGO  & CO NEW	       COM		949746101      560    23214 SH	     SOLE		     23214        0      0